CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCK — 95.9%
	Consumer Discretionary - 5.5%
	Apparel & Textile Products - 2.2%
86,402	Steven Madden Ltd.[1]	$2,304,341

	Home Construction - 1.2%
22,514	Skyline Champion Corporation[1]	1,190,315

	Leisure Facilities & Services - 1.9%
83,769	BJ's Restaurants, Inc.[1]	1,997,891

	Wholesale - Discretionary - 0.2%
16,370	G-III Apparel Group Ltd.[1]	244,732

	Total Consumer Discretionary	5,737,279

	Consumer Staples - 6.9%
	Beverages - 1.0%
81,856	Primo Water Corporation	1,027,293

	Food - 3.7%
167,913	Hostess Brands, Inc.[1]	3,902,298

	Retail - Consumer Staples - 2.2%
43,485	Ollie's Bargain Outlet Holdings, Inc.[1]	2,243,826

	Total Consumer Staples	7,173,417

	Energy - 5.3%
	Oil & Gas Producers - 2.0%
43,878	Matador Resources Company	2,146,512

	Oil & Gas Services & Equipment - 3.3%
173,928	ChampionX Corporation	3,403,771

	Total Energy	5,550,283

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Shares		Value
	Financials - 23.0%
	Banking - 18.0%
26,827	Amalgamated Financial Corporation	$604,949
119,070	Cadence Bank	3,025,569
139,841	Central Pacific Financial Corporation[1]	2,893,310
131,957	CVB Financial Corporation	3,341,151
97,730	First Interstate Bancsystem, Inc., Class A	3,943,407
67,487	Hancock Whitney Corporation	3,091,579
159,545	Heritage Commerce Corporation	1,809,240
		18,709,205
	Insurance - 5.0%
91,280	Horace Mann Educators Corporation	3,221,271
88,941	James River Group Holdings, Ltd.	2,028,744
		5,250,015
	Total Financials	23,959,220

	Health Care - 6.6%
	Biotechnology & Pharmaceuticals - 1.6%
115,221	ABCAM PLC - ADR[1,2,3]	1,727,163

	Medical Equipment & Devices – 5.0%
57,002	Envista Holdings Corporation[1]	1,870,236
65,388	LeMaitre Vascular, Inc.	3,313,863
		5,184,099
	Total Health Care	6,911,262

	Industrials - 24.6%
	Aerospace & Defense - 4.5%
87,805	Barnes Group, Inc.	2,535,808
77,175	Kaman Corporation	2,155,498
		4,691,306

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Shares		Value
	Commercial Support Services - 4.0%
37,961	Clean Harbors, Inc.[1]	$4,174,951

	Electrical Equipment - 4.2%
79,067	SPX Technologies, Inc.[1]	4,366,080

	Engineering & Construction - 2.5%
46,435	Arcosa, Inc.	2,655,153

	Industrial Intermediate Products - 4.1%
79,010	Janus International Group, Inc.[1]	704,769
13,094	Valmont Industries, Inc.	3,517,310
		4,222,079
	Industrial Support Services - 1.7%
16,863	Applied Industrial Technologies, Inc.	1,733,179

	Transportation & Logistics - 3.6%
62,282	Kirby Corporation[1]	3,784,877

	Total Industrials	25,627,625

	Materials - 2.3%
	Chemicals - 2.3%
40,446	HB Fuller Company	2,430,805

	Real Estate - 7.8%
	REIT - 7.8%
71,179	American Assets Trust, Inc.	1,830,724
118,509	Equity Commonwealth[1]	2,886,879
145,876	Urban Edge Properties	1,945,986
101,863	Xenia Hotels & Resorts, Inc.	1,404,691
	Total Real Estate	8,068,280

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Shares		Value
	Technology - 7.1%
	Software - 5.8%
59,733	Agilysys, Inc.[1]	$3,306,222
61,583	Envestnet, Inc.[1]	2,734,285
		6,040,507
	Technology Services - 1.3%
216,975	Paya Holdings, Inc.[1]	1,325,717

	Total Technology	7,366,224

	Utilities - 6.8%
	Electric Utilities - 2.6%
38,792	Black Hills Corporation	2,627,382

	Gas & Water Utilities - 4.2%
39,705	Northwest Natural Holdings Company	1,722,403
46,317	SJW Group[1]	2,667,859
		4,390,262
	Total Utilities	7,017,644

	TOTAL COMMON STOCK (Cost $97,036,810)	99,842,039

	SHORT-TERM INVESTMENTS — 4.0%
2,080,326	Blackrock Liquidity Funds T-Fund, Institutional Shares, 2.79%[4]	2,080,326
2,080,329	Federated Hermes Treasury Obligations Fund, Institutional Shares, 2.84%[4]	2,080,329
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,160,655)	4,160,655

	TOTAL INVESTMENTS - 99.9% (Cost $101,197,465)	$104,002,694
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	86,611
	NET ASSETS - 100.0%	$104,089,305

[1]	Non-income producing security.
[2]	PLC – Public Limited Company.
[3]	ADR – American Depositary Receipt.
[4]	Rate disclosed is the seven day effective yield as of September 30, 2022.

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCK — 95.1%
	Consumer Discretionary - 8.4%
	Apparel & Textile Products - 1.8%
246,679	Steven Madden Ltd.[1]	$6,578,929

	Leisure Facilities & Services - 1.3%
38,532	Marriott Vacations Worldwide Corporation[1]	4,695,510

	Retail - Discretionary - 1.9%
63,327	Burlington Stores, Inc.[1,2]	7,085,658

	Wholesale - Discretionary - 3.4%
273,615	LKQ Corporation	12,900,947

	Total Consumer Discretionary	31,261,044

	Consumer Staples - 5.2%
	Food - 5.2%
196,736	Lamb Weston Holdings, Inc.	15,223,432
303,235	Nomad Foods Ltd.[1]	4,305,937
	Total Consumer Staples	19,529,369

	Energy - 5.8%
	Oil & Gas Producers - 3.0%
51,798	Pioneer Natural Resources Company	11,215,821

	Oil & Gas Services & Equipment - 2.8%
543,324	ChampionX Corporation	10,632,851

	Total Energy	21,848,672

	Financials - 16.1%
	Asset Management - 3.8%
65,406	LPL Financial Holdings, Inc.	14,289,903

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Shares		Value
	Banking - 4.5%
245,581	Cadence Bank	$6,240,213
234,596	Webster Financial Corporation	10,603,739
		16,843,952
	Institutional Financial Services - 1.7%
105,151	State Street Corporation	6,394,232

	Insurance - 6.1%
111,836	American Financial Group, Inc.	13,747,999
140,948	W.R. Berkley Corporation	9,102,422
		22,850,421
	Total Financials	60,378,508

	Health Care - 7.0%
	Medical Equipment & Devices - 7.0%
249,499	Avantor, Inc.[1]	4,890,180
17,680	Bio-Rad Laboratories, Inc., Class A1	7,375,035
318,397	Envista Holdings Corporation[1]	10,446,607
50,482	QuidelOrtho Corporation[1]	3,608,453
	Total Health Care	26,320,275

	Industrials - 17.9%
	Aerospace & Defense - 3.5%
18,509	Teledyne Technologies, Inc.[1]	6,246,232
85,108	Woodward, Inc.	6,830,768
		13,077,000
	Commercial Support Services - 1.2%
120,759	Terminix Global Holdings, Inc.[1]	4,623,862

	Electrical Equipment - 5.9%
66,484	AMETEK, Inc.	7,539,949
291,296	Hayward Holdings, Inc.[1]	2,583,796
224,884	nVent Electric PLC[3]	7,108,583

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Shares		Value
	Electrical Equipment - 5.9% (Continued)
302,459	Vontier Corporation[1]	$5,054,090
		22,286,418
	Industrial Intermediate Products - 3.3%
45,880	Valmont Industries, Inc.	12,324,286

	Industrial Support Services - 0.6%
21,339	Applied Industrial Technologies, Inc.	2,193,222

	Machinery - 3.4%
89,782	Regal Rexnord Corporation	12,601,802

	Total Industrials	67,106,590

	Materials - 12.6%
	Chemicals - 10.2%
140,087	Ashland, Inc.	13,304,062
259,209	Corteva, Inc.	14,813,794
122,967	RPM International, Inc.	10,244,381
		38,362,237
	Construction Materials - 2.4%
31,472	Carlisle Companies, Inc.	8,825,064

	Total Materials	47,187,301

	Real Estate - 2.8%
	REIT - 2.8%
186,042	American Assets Trust, Inc.	4,785,000
216,790	Highwoods Properties, Inc.	5,844,659
	Total Real Estate	10,629,659

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 95.1% (Continued)
	Technology - 10.1%
	Semiconductors - 2.2%
133,600	Microchip Technology, Inc.	$8,153,608

	Software – 3.5%
58,721	PTC, Inc.[1]	6,142,217
197,172	Tenable Holdings, Inc.[1]	6,861,586
		13,003,803
	Technology Services – 4.4%
1,113,023	Clarivate PLC[1,3]	10,451,285
29,360	Morningstar, Inc.	6,233,715
		16,685,000

	Total Technology	37,842,411

	Utilities - 9.2%
	Electric Utilities - 4.3%
133,880	Black Hills Corporation	9,067,692
99,812	NextEra Energy Partners LP	7,217,406
		16,285,098
	Gas & Water Utilities - 4.9%
72,339	Atmos Energy Corporation	7,367,727
429,259	Nisource, Inc.	10,813,035
		18,180,762
	Total Utilities	34,465,860

	TOTAL COMMON STOCK (Cost $298,318,868)	356,569,689

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Shares		Value
	SHORT-TERM INVESTMENTS — 4.9%
9,171,694	Blackrock Liquidity Funds T-Fund, Institutional Shares, 2.79%[4]	$9,171,694
9,171,695	Federated Hermes Treasury Obligations Fund, Institutional Shares, 2.84%[4]	9,171,695
	TOTAL SHORT-TERM INVESTMENTS (Cost $18,343,389)	18,343,389

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES – 100.0% (Cost $316,662,257)	374,913,078

Principal
	SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 0.2%
	REPURCHASE AGREEMENTS – 0.2%
$883,231	With Citigroup Global Markets, Inc.: at 2.98%, dated 9/30/22, to be repurchased on 10/3/22, repurchase price $883,450 (collateralized by US Treasury Securities, par values ranging from $0 - $407,389, coupon rates ranging from 0.00% to 4.25%, 1/26/23 - 5/15/48; total market value $900,613)	883,231
	TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES (Cost $883,231)

	TOTAL INVESTMENTS - 100.2% (Cost $317,545,488)	$375,796,309	[5]
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(951,646)
	NET ASSETS - 100.0%	$374,844,663

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	PLC – Public Limited Company.
[4]	Rate disclosed is the seven day effective yield as of September 30, 2022.
[5]	At September 30, 2022, the market value of securities on loan for CRM Mid Cap Value Fund was $877,329. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCK — 96.0%
	Consumer Discretionary - 8.6%
	Home Construction - 1.4%
36,073	Skyline Champion Corporation[1]	$1,907,180

	Leisure Facilities & Services - 1.3%
14,772	Marriott Vacations Worldwide Corporation[1]	1,800,116

	Retail - Discretionary - 2.2%
17,501	Burlington Stores, Inc.[1]	1,958,187
4,563	RH1	1,122,817
		3,081,004
	Wholesale - Discretionary - 3.7%
71,532	G-III Apparel Group Ltd.[1]	1,069,403
84,885	LKQ Corporation	4,002,328
		5,071,731
	Total Consumer Discretionary	11,860,031

	Consumer Staples - 5.8%
	Beverages - 1.2%
136,252	Primo Water Corporation	1,709,963

	Food - 4.6%
65,923	Lamb Weston Holdings, Inc.	5,101,122
86,802	Nomad Foods Ltd.[1]	1,232,588
		6,333,710
	Total Consumer Staples	8,043,673

	Energy - 6.2%
	Oil & Gas Producers - 2.4%
15,333	Pioneer Natural Resources Company	3,320,054

	Oil & Gas Services & Equipment - 3.1%
217,427	ChampionX Corporation	4,255,046

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Shares		Value
	Renewable Energy - 0.7%
34,489	Sunrun, Inc.[1]	$951,552

	Total Energy	8,526,652

	Financials - 21.9%
	Asset Management - 3.7%
23,217	LPL Financial Holdings, Inc.	5,072,450

	Banking - 10.6%
116,465	Cadence Bank	2,959,376
102,195	CVB Financial Corporation	2,587,577
130,279	First Interstate Bancsystem, Inc., Class A	5,256,759
85,312	Webster Financial Corporation	3,856,102
		14,659,814
	Insurance - 7.6%
36,266	American Financial Group, Inc.	4,458,179
115,407	James River Group Holdings, Ltd.	2,632,434
54,101	W.R. Berkley Corporation	3,493,843
		10,584,456
	Total Financials	30,316,720

	Health Care - 6.0%
	Medical Equipment & Devices - 6.0%
7,894	Bio-Rad Laboratories, Inc., Class A1	3,292,903
111,030	Envista Holdings Corporation[1]	3,642,894
19,079	QuidelOrtho Corporation[1]	1,363,767
	Total Health Care	8,299,564

	Industrials - 20.6%
	Aerospace & Defense - 3.0%
89,549	Kaman Corporation	2,501,103
4,821	Teledyne Technologies, Inc.[1]	1,626,943
		4,128,046

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Shares		Value
	Commercial Support Services - 4.6%
57,782	Clean Harbors, Inc.[1]	$6,354,865

	Electrical Equipment - 3.7%
95,100	Hayward Holdings, Inc.[1]	843,537
80,719	nVent Electric PLC[2]	2,551,527
100,798	Vontier Corporation[1]	1,684,335
		5,079,399
	Industrial Intermediate Products - 3.5%
137,806	Janus International Group, Inc.[1]	1,229,230
13,493	Valmont Industries, Inc.	3,624,489
		4,853,719
	Machinery - 3.3%
32,789	Regal Rexnord Corporation	4,602,264

	Transportation & Logistics - 2.5%
58,425	Kirby Corporation[1]	3,550,487

	Total Industrials	28,568,780

	Materials - 10.6%
	Chemicals - 6.3%
52,535	Ashland, Inc.	4,989,249
44,809	RPM International, Inc.	3,733,038
		8,722,287
	Construction Materials - 4.3%
9,022	Carlisle Companies, Inc.	2,529,859
32,590	Eagle Materials, Inc.	3,492,996
		6,022,855

	Total Materials	14,745,142

	Real Estate - 4.9%
	REIT - 4.9%
82,063	American Assets Trust, Inc.	2,110,660

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Shares		Value
	REIT - 4.9% (Continued)
71,889	Equity Commonwealth[1]	$1,751,216
214,768	Urban Edge Properties	2,865,006
	Total Real Estate	6,726,882

	Technology - 7.6%
	Software – 5.1%
41,046	Envestnet, Inc.[1]	1,822,442
21,610	PTC, Inc.[1]	2,260,406
85,441	Tenable Holdings, Inc.[1]	2,973,347
		7,056,195
	Technology Services – 2.5%
362,690	Clarivate PLC[1]	3,405,659

	Total Technology	10,461,854

	Utilities - 3.8%
	Electric Utilities - 1.4%
29,557	Black Hills Corporation	2,001,896

	Gas & Water Utilities - 2.4%
129,403	Nisource, Inc.	3,259,661

	Total Utilities	5,261,557

	TOTAL COMMON STOCK (Cost $114,361,990)	132,810,855

	SHORT-TERM INVESTMENTS — 1.4%
949,800	Blackrock Liquidity Funds T-Fund, Institutional Shares, 2.79%[3]	949,800
949,799	Federated Hermes Treasury Obligations Fund, Institutional Shares, 2.84%[3]	949,799
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,899,599)	1,899,599

	TOTAL INVESTMENTS - 97.4% (Cost $116,261,589)	$134,710,454
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.6%	3,679,428
	NET ASSETS - 100.0%	$138,389,882

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

[1]	Non-income producing security.
[2]	PLC – Public Limited Company.
[3]	Rate disclosed is the seven day effective yield as of September 30, 2022.

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCK — 95.6%
	Consumer Discretionary - 8.7%
	Apparel & Textile Products - 1.6%
13,173	Steven Madden Ltd.[1]	$351,324

	Home Construction - 1.1%
4,500	Skyline Champion Corporation[1]	237,915

	Leisure Facilities & Services - 1.3%
2,370	Marriott Vacations Worldwide Corporation[1]	288,808

	Retail - Discretionary - 1.6%
3,266	Burlington Stores, Inc.[1]	365,433

	Wholesale - Discretionary - 3.1%
16,721	G-III Apparel Group Ltd.[1]	249,979
9,193	LKQ Corporation	433,450
		683,429

	Total Consumer Discretionary	1,926,909

	Consumer Staples - 3.6%
	Food - 3.6%
10,373	Lamb Weston Holdings, Inc.	802,663

	Energy - 5.0%
	Oil & Gas Producers - 2.2%
20,940	Marathon Oil Corporation	472,825

	Oil & Gas Services & Equipment - 2.8%
31,761	ChampionX Corporation	621,563

	Total Energy	1,094,388

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Shares		Value
	Financials - 19.6%
	Asset Management - 5.2%
6,704	Charles Schwab Corporation (The)	$481,816
3,017	LPL Financial Holdings, Inc.	659,155
		1,140,971
	Banking - 8.3%
12,658	Hancock Whitney Corporation	579,862
12,338	Truist Financial Corporation	537,197
15,588	Webster Financial Corporation	704,577
		1,821,636
	Institutional Financial Services - 1.7%
6,080	State Street Corporation	369,725

	Insurance - 4.4%
4,420	American Financial Group, Inc.	543,350
9,187	American International Group, Inc.	436,199
		979,549

	Total Financials	4,311,881

	Health Care - 15.5%
	Biotechnology & Pharmaceuticals - 3.1%
4,135	Johnson & Johnson	675,494

	Health Care Facilities & Services - 3.6%
1,643	Humana, Inc.	797,167

	Medical Equipment & Devices - 8.8%
13,555	Avantor, Inc.[1]	265,678
2,325	Danaher Corporation	600,524
16,910	Envista Holdings Corporation[1]	554,817
7,293	QuidelOrtho Corporation[1]	521,304
		1,942,323

	Total Health Care	3,414,984

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Shares		Value
	Industrials - 16.8%
	Aerospace & Defense - 4.6%
20,372	Kaman Corporation	$568,990
5,466	Woodward, Inc.	438,701
		1,007,691
	Electrical Equipment - 1.2%
8,740	nVent Electric PLC[2]	276,271

	Industrial Intermediate Products - 3.2%
2,629	Valmont Industries, Inc.	706,202

	Machinery - 2.7%
4,172	Regal Rexnord Corporation	585,582

	Transportation & Logistics - 5.1%
18,357	Kirby Corporation[1]	1,115,555

	Total Industrials	3,691,301

	Materials - 6.4%
	Chemicals - 6.4%
6,568	Ashland, Inc.	623,763
13,928	Corteva, Inc.	795,985
	Total Materials	1,419,748

	Real Estate - 0.9%
	REIT - 0.9%
14,690	Xenia Hotels & Resorts, Inc.	202,575

	Technology - 16.6%
	Semiconductors - 2.9%
5,201	Microchip Technology, Inc.	317,417

CRM ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022 (Unaudited)

Shares		Value
	Semiconductors - 2.9% (Continued)
2,787	QUALCOMM, Inc.	$314,875
		632,292
	Software – 4.1%
4,298	PTC, Inc.[1,2]	449,571
12,776	Tenable Holdings, Inc.[1]	444,605
		1,004,176
	Technology Hardware - 3.6%
9,967	Ciena Corporation[1]	402,966
34,027	DZS, Inc.[1]	384,505
		787,471
	Technology Services – 6.0%
63,579	Clarivate PLC[1]	597,007
1,250	MasterCard, Inc., Class A	355,425
62,494	Paya Holdings, Inc.[1]	381,838
		1,334,270

	Total Technology	3,648,209

	Utilities - 2.5%
	Electric Utilities - 2.5%
6,977	NextEra Energy, Inc.	547,067

	TOTAL COMMON STOCK (Cost $19,702,545)	21,059,725

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Shares		Value
	SHORT-TERM INVESTMENTS — 3.7%
412,909	Blackrock Liquidity Funds T-Fund, Institutional Shares, 2.79%[3]	$412,909
412,908	Federated Hermes Treasury Obligations Fund, Institutional Shares, 2.84%[3]	412,908
	TOTAL SHORT-TERM INVESTMENTS (Cost $825,817)	825,817

	TOTAL INVESTMENTS - 99.3% (Cost $20,528,362)	$21,885,542
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	152,731
	NET ASSETS - 100.0%	$22,038,273

[1]	Non-income producing security.
[2]	PLC – Public Limited Company.
[3]	Rate disclosed is the seven day effective yield as of September 30, 2022.

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

September 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCK — 81.6%
	Communications - 2.8%
	Entertainment Content - 1.3%
24,686	Walt Disney Company (The)[1]	$2,328,630

	Internet Media & Services - 1.5%
1,746	Booking Holdings, Inc.[1]	2,869,045

	Total Communications	5,197,675

	Consumer Discretionary - 14.6%
	Apparel & Textile Products - 1.8%
127,917	Steven Madden Ltd.[1]	3,411,546

	Automotive - 0.3%
42,213	Lucid Group, Inc.[1]	589,716

	Home Construction - 3.1%
110,201	Skyline Champion Corporation[1]	5,826,327

	Leisure Facilities & Services - 3.4%
90,886	BJ's Restaurants, Inc.[1]	2,167,631
34,678	Marriott Vacations Worldwide Corporation[1]	4,225,861
		6,393,492
	Retail - Discretionary - 2.1%
19,415	Burlington Stores, Inc.[1]	2,172,344
6,644	RH1	1,634,889
		3,807,233
	Wholesale - Discretionary - 3.9%
209,335	G-III Apparel Group Ltd.[1]	3,129,558
85,219	LKQ Corporation	4,018,076
		7,147,634

	Total Consumer Discretionary	27,175,948

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Shares		Value
	Consumer Staples - 5.3%
	Beverages - 2.2%
2,300,200	Becle SAB de CV	$4,058,202

	Food - 3.1%
74,669	Lamb Weston Holdings, Inc.	5,777,888

	Total Consumer Staples	9,836,090

	Energy - 3.9%
	Oil & Gas Producers - 1.7%
14,215	Pioneer Natural Resources Company	3,077,974

	Renewable Energy - 2.2%
151,516	Sunrun, Inc.[1]	4,180,326

	Total Energy	7,258,300

	Financials - 7.7%
	Asset Management - 2.2%
55,865	Charles Schwab Corporation (The)	4,015,018

	Banking - 1.8%
75,095	Webster Financial Corporation	3,394,294

	Institutional Financial Services - 1.0%
23,390	Morgan Stanley	1,848,044

	Insurance - 2.7%
42,348	Progressive Corporation (The)	4,921,262

	Total Financials	14,178,618

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Shares		Value
	Health Care - 8.7%
	Health Care Facilities & Services - 2.7%
10,284	Humana, Inc.	$4,989,694

	Medical Equipment & Devices - 6.0%
125,847	Avantor, Inc.[1]	2,466,601
17,203	Danaher Corporation	4,443,363
130,876	Envista Holdings Corporation[1]	4,294,042
		11,204,006

	Total Health Care	16,193,700

	Industrials - 19.5%
	Aerospace & Defense - 1.7%
112,348	Kaman Corporation	3,137,880

	Commercial Support Services - 4.3%
73,199	Clean Harbors, Inc.[1]	8,050,426

	Electrical Equipment - 2.4%
170,176	Hayward Holdings, Inc.[1]	1,509,461
176,071	Vontier Corporation[1]	2,942,147
		4,451,608
	Engineering & Construction - 2.7%
88,718	Arcosa, Inc.	5,072,895

	Industrial Intermediate Products - 2.5%
143,414	Janus International Group, Inc.[1]	1,279,253
12,388	Valmont Industries, Inc.	3,327,664
		4,606,917
	Transportation & Logistics - 5.9%
78,692	Canadian Pacific Railway Ltd.	5,250,330
93,873	Kirby Corporation[1]	5,704,662
		10,954,992
	Total Industrials	36,274,718

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Shares		Value
	Technology - 14.6%
	Semiconductors - 1.8%
29,697	QUALCOMM, Inc.	$3,355,167

	Software – 9.7%
156,277	Jamf Holding Corporation[1]	3,463,098
19,061	Microsoft Corporation	4,439,307
44,590	PTC, Inc.[1]	4,664,113
156,106	Tenable Holdings, Inc.[1]	5,432,488
		17,999,006
	Technology Services – 3.1%
136,061	Clarivate PLC[1,2]	1,277,613
15,948	MasterCard, Inc., Class A	4,534,655
		5,812,268

	Total Technology	27,166,441

	Utilities - 4.5%
	Electric Utilities - 4.4%
105,108	NextEra Energy, Inc.	8,241,518

	TOTAL COMMON STOCK (Cost $156,436,584)	151,523,008

	SHORT-TERM INVESTMENTS — 8.2%
7,590,041	Blackrock Liquidity Funds T-Fund, INSTITUTIONAL, 2.79%[3]	7,590,041
7,590,041	Federated Hermes Treasury Obligations Fund, Institutional Shares, 2.84%[3]	7,590,041
	TOTAL SHORT-TERM INVESTMENTS (Cost $15,180,082)	15,180,082

	TOTAL INVESTMENTS IN SECURITIES - 89.8% (Cost $171,616,666)	166,703,090

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCK SOLD SHORT — (42.9)%
	Communications - (3.1)%
	Advertising & Marketing - (1.3)%
(38,525)	Omnicom Group, Inc.	$(2,430,542)

	Entertainment Content - (0.4)%
(36,805)	Paramount Global, Class B	(700,767)

	Publishing & Broadcasting - (0.5)%
(99,725)	Pearson PLC[2]	(952,468)

	Telecommunications - (0.9)%
(103,074)	AT&T, Inc.	(1,581,155)

	Total Communications	(5,664,932)

	Consumer Discretionary - (10.4)%
	Apparel & Textile Products - (1.6)%
(25,950)	Crocs, Inc.	(1,781,727)
(33,745)	Kontoor Brands, Inc.	(1,134,169)
		(2,915,896)
	Automotive - (0.7)%
(238,128)	Canoo, Inc.	(446,490)
(333,149)	Lordstown Motors Corporation	(609,663)
(122,621)	Sono Group NV	(311,457)
		(1,367,610)
	Consumer Services - (4.2)%
(73,385)	Adtalem Global Education, Inc.	(2,674,883)
(235,902)	Perdoceo Education Corporation	(2,429,791)
(44,360)	Strategic Education, Inc.	(2,724,148)
		(7,828,822)
	Leisure Facilities & Services - (1.2)%
(130,575)	Life Time Group Holdings, Inc.	(1,273,106)
(19,985)	SeaWorld Entertainment, Inc.	(909,517)
		(2,182,623)

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Shares		Value
	Retail - Discretionary - (2.7)%
(32,557)	Children's Place, Inc. (The)	$(1,005,686)
(74,630)	EVgo, Inc.	(590,323)
(39,640)	Lovesac Company (The)	(807,863)
(36,589)	Pandora A/S	(1,711,032)
(7,372)	Williams-Sonoma, Inc.	(868,790)
		(4,983,694)

	Total Consumer Discretionary	(19,278,645)

	Consumer Staples - (2.5)%
	Food - (0.7)%
(19,776)	Kellogg Company	(1,377,596)

	Retail - Consumer Staples - (1.8)%
(31,154)	Kroger Company (The)	(1,362,988)
(62,208)	Walgreens Boots Alliance, Inc.	(1,953,331)
		(3,316,319)

	Total Consumer Staples	(4,693,915)

	Energy - (0.2)%
	Renewable Energy - (0.2)%
(16,911)	Plug Power, Inc.	(355,300)

	Financials - (2.8)%
	Asset Management - (0.6)%
(14,007)	Blackstone Group LP (The)	(1,172,386)

	Insurance - (0.3)%
(62,141)	Hagerty, Inc.	(558,648)

	Specialty Finance - (1.9)%
(24,978)	Capital One Financial Corporation	(2,302,223)

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Shares		Value
	Specialty Finance - (1.9)% (Continued)
(189,279)	Rocket Companies, Inc.	$(1,196,243)
		(3,498,466)

	Total Financials	(5,229,500)

	Health Care - (2.8)%
	Biotechnology & Pharmaceuticals - (0.2)%
(9,225)	Twist Bioscience Corporation	(325,089)

	Health Care Facilities & Services - (2.6)%
(47,265)	AdaptHealth Corporation	(887,637)
(43,125)	Agiliti, Inc.	(617,119)
(28,130)	Catalent, Inc.	(2,035,487)
(34,079)	Fulgent Genetics, Inc.	(1,299,091)
		(4,839,334)

	Total Health Care	(5,164,423)

	Industrials - (11.2)%
	Electrical Equipment - (5.2)%
(17,412)	Acuity Brands, Inc.	(2,741,868)
(22,884)	Atkore International Group, Inc.	(1,780,604)
(54,577)	Blink Charging Company	(967,104)
(75,350)	Bloom Energy Corporation, Class A	(1,506,247)
(6,435)	Generac Holdings, Inc.	(1,146,331)
(55,205)	Signify NV	(1,420,632)
		(9,562,786)
	Industrial Intermediate Products - (0.7)%
(178,775)	Hillman Solutions Corporation	(1,347,964)

	Industrial Support Services - (2.0)%
(85,654)	Resideo Technologies, Inc.	(1,632,565)
(7,798)	Watsco, Inc.	(2,007,673)
		(3,640,238)

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Shares		Value
	Machinery - (0.5)%
(4,605)	Snap-on, Inc.	$(927,217)

	Transportation & Logistics - (1.4)%
(8,595)	CH Robinson Worldwide, Inc.	(827,784)
(7,450)	Old Dominion Freight Line, Inc.	(1,853,336)
		(2,681,120)
	Transportation Equipment - (1.4)%
(32,918)	Wabtec Corporation	(2,677,879)

	Total Industrials	(20,837,204)

	Materials - (1.1)%
	Chemicals - (1.1)%
(22,982)	Celanese Corporation	(2,076,194)

	Real Estate - (2.3)%
	Real Estate Services - (0.6)%
(124,139)	Anywhere Real Estate, Inc.	(1,006,767)

	REIT - (1.7)%
(46,183)	CubeSmart	(1,850,091)
(32,335)	Kilroy Realty Corporation	(1,361,627)
		(3,211,718)

	Total Real Estate	(4,218,485)

	Technology - (5.0)%
	Semiconductors - (0.6)%
(30,272)	Kulicke & Soffa Industries, Inc.	(1,166,380)

	Software - (1.9)%
(11,940)	Guidewire Software, Inc.	(735,265)

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Shares		Value
	Software - (1.9)% (Continued)
(20,108)	Qualys, Inc.	$(2,802,854)
		(3,538,119)
	Technology Hardware - (1.5)%
(112,610)	3D Systems Corporation	(898,628)
(344,915)	Desktop Metal, Inc.	(893,330)
(3,430)	Ubiquiti Networks, Inc.	(1,006,911)
		(2,798,869)
	Technology Services - (1.0)%
(71,160)	DXC Technology Company	(1,741,997)

	Total Technology	(9,245,365)

	Utilities - (1.5)%
	Electric Utilities - (1.5)%
(67,257)	Avangrid, Inc.	(2,804,617)

	TOTAL COMMON STOCK SOLD SHORT - (Proceeds - $97,370,605)	(79,568,580)

	ASSETS IN EXCESS OF OTHER LIABILITIES - 53.1%	98,582,763
	NET ASSETS - 100.0%	$185,717,273

[1]	Non-income producing security.
[2]	PLC – Public Limited Company.
[3]	Rate disclosed is the seven day effective yield as of September 30, 2022.

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

OTC Total return swap agreements outstanding at September 30, 2022:

Counterparty	Financing Rate(1)	Termination Date	Long (Short) Notional Amount(2)	Reference Entity	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	3.73% (Fed Funds Rate + 0.65%)	03/23/2023	$4,017,880	Eagle Materials, Inc.	$(914,773)	$-	$(914,773)
Morgan Stanley	2.63% (Fed Funds Rate minus 0.45%)	08/01/2023	(560,529)	Morgan Stanley Custom Swap (MSCMS621) Index(3)	47,715	-	47,715
Morgan Stanley	2.63% (Fed Funds Rate minus 0.45%)	08/01/2023	(548,010)	Morgan Stanley Custom Swap (MSCMS622) Index(3)	55,026	-	55,026
Morgan Stanley	2.63% (Fed Funds Rate minus 0.45%)	08/01/2023	(553,393)	Morgan Stanley Custom Swap (MSCMS623) Index(3)	47,244	-	47,244
Morgan Stanley	2.63% (Fed Funds Rate minus 0.45%)	08/01/2023	(566,346)	Morgan Stanley Custom Swap (MSCMS624) Index(3)	60,300	-	60,300
Morgan Stanley	2.63% (Fed Funds Rate minus 0.45%)	08/01/2023	(578,196)	Morgan Stanley Custom Swap (MSCMS625) Index(3)	72,342	-	72,342
Morgan Stanley	2.63% (Fed Funds Rate minus 0.45%)	08/01/2023	(584,460)	Morgan Stanley Custom Swap (MSCMS626) Index(3)	80,982	-	80,982
Morgan Stanley	2.63% (Fed Funds Rate minus 0.45%)	08/01/2023	(570,600)	Morgan Stanley Custom Swap (MSCMS627) Index(3)	72,997	-	72,997
Morgan Stanley	2.63% (Fed Funds Rate minus 0.45%)	08/01/2023	(576,623)	Morgan Stanley Custom Swap (MSCMS628) Index(3)	69,479	-	69,479
Morgan Stanley	2.63% (Fed Funds Rate minus 0.45%)	08/01/2023	(576,493)	Morgan Stanley Custom Swap (MSCMS629) Index(3)	67,510	-	67,510
Morgan Stanley	2.63% (Fed Funds Rate minus 0.45%)	08/01/2023	(569,649)	Morgan Stanley Custom Swap (MSCMS630) Index(3)	47,283	-	47,283
Morgan Stanley	2.63% (Fed Funds Rate minus 0.45%)	08/01/2023	(566,202)	Morgan Stanley Custom Swap (MSCMS631) Index(3)	40,392	-	40,392
Morgan Stanley	2.63% (Fed Funds Rate minus 0.45%)	08/01/2023	(566,494)	Morgan Stanley Custom Swap (MSCMS632) Index(3)	57,717	-	57,717
Morgan Stanley	2.63% (Fed Funds Rate minus 0.45%)	08/01/2023	(576,551)	Morgan Stanley Custom Swap (MSCMS633) Index(3)	53,580	-	53,580
Morgan Stanley	2.63% (Fed Funds Rate minus 0.45%)	08/01/2023	(571,391)	Morgan Stanley Custom Swap (MSCMS634) Index(3)	36,835	-	36,835
Morgan Stanley	2.63% (Fed Funds Rate minus 0.45%)	08/01/2023	(561,688)	Morgan Stanley Custom Swap (MSCMS635) Index(3)	20,801	-	20,801
Morgan Stanley	2.63% (Fed Funds Rate minus 0.45%)	08/01/2023	(560,561)	Morgan Stanley Custom Swap (MSCMS636) Index(3)	12,409	-	12,409
Morgan Stanley	2.63% (Fed Funds Rate minus 0.45%)	08/01/2023	(563,312)	Morgan Stanley Custom Swap (MSCMS637) Index(3)	19,456	-	19,456
Morgan Stanley	2.63% (Fed Funds Rate minus 0.45%)	08/01/2023	(557,595)	Morgan Stanley Custom Swap (MSCMS638) Index(3)	13,072	-	13,072
Morgan Stanley	2.63% (Fed Funds Rate minus 0.45%)	08/01/2023	(557,065)	Morgan Stanley Custom Swap (MSCMS639) Index(3)	12,916	-	12,916
Morgan Stanley	3.08% (Fed Funds Rate)	08/01/2023	(554,448)	Morgan Stanley Custom Swap (MSCMS640) Index(3)	8,514	-	8,514
Total Unrealized Appreciation							$896,570
Total Unrealized (Depreciation)							$(914,773)
Total					$(18,203)	$-	$(18,203)

(1)	Paid monthly.
(2)	Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed -upon floating rate financing rate.
(3)	See the tables below for the swap constituents.

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS621) Index total return swap with Morgan Stanley Bank as of September 30, 2022, termination date 8/1/23:

Reference Entity	Shares	Market Value	% of Total Index Value
Albemarle Corporation	135	$35,762	6.97%
Dollar General Corporation	143	34,333	6.69%
Tractor Supply Company	185	34,331	6.69%
Starbucks Corporation	407	34,286	6.69%
CVS Health Corporation	348	33,164	6.47%
Agilent Technologies, Inc.	270	32,761	6.39%
Pfizer, Inc.	745	32,611	6.36%
HCA Healthcare, Inc.	174	32,022	6.24%
Discover Financial Services	347	31,582	6.16%
Target Corporation	211	31,282	6.10%
Costco Wholesale Corporation	66	31,013	6.05%
Walgreens Boots Alliance, Inc.	986	30,946	6.03%
Capital One Financial Corporation	332	30,559	5.96%
AT&T, Inc.	1,986	30,461	5.94%
West Company, Inc.	117	28,880	5.63%
Steris Corporation	174	28,859	5.63%
		$512,852	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS622) Index total return swap with Morgan Stanley Bank as of September 30, 2022, termination date 8/1/23:

Reference Entity	Shares	Market Value	% of Total Index Value
Pfizer, Inc.	1,711	$74,894	15.19%
Agilent Technologies, Inc.	611	74,267	15.06%
HCA Healthcare, Inc.	391	71,864	14.58%
Discover Financial Services	786	71,448	14.49%
Capital One Financial Corporation	750	69,171	14.03%
West Company, Inc.	268	66,061	13.40%
Steris Corporation	393	65,299	13.25%
		$493,004	100.00%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS623) Index total return swap with Morgan Stanley Bank as of September 30, 2022, termination date 8/1/23:

Reference Entity	Shares	Market Value	% of Total Index Value
Dollar General Corporation	116	$27,706	5.47%
Starbucks Corporation	328	27,615	5.46%
Albemarle Corporation	104	27,465	5.43%
CVS Health Corporation	281	26,757	5.29%
Pfizer, Inc.	605	26,489	5.23%
LyondellBasell Industries N.V. - Class A	344	25,881	5.11%
Discover Financial Services	284	25,833	5.10%
Cognizant Technology Solutions Corporation	445	25,572	5.05%
HCA Healthcare, Inc.	138	25,365	5.01%
AT&T, Inc.	1,650	25,308	5.00%
Costco Wholesale Corporation	53	25,211	4.98%
Target Corporation	169	25,128	4.96%
Capital One Financial Corporation	271	24,989	4.94%
Sherwin-Williams Company (The)	121	24,834	4.91%
Blackstone, Inc.	294	24,641	4.87%
Walgreens Boots Alliance, Inc.	784	24,626	4.87%
Realty Income Corporation	409	23,795	4.70%
West Company, Inc.	95	23,424	4.63%
Duke Realty Corporation	473	22,800	4.50%
Prologis, Inc.	224	22,733	4.49%
		$506,172	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS624) Index total return swap with Morgan Stanley Bank as of September 30, 2022, termination date 8/1/23:

Reference Entity	Shares	Market Value	% of Total Index Value
Allstate Corporation (The)	111	$13,861	2.74%
Starbucks Corporation	158	13,288	2.63%
CVS Health Corporation	138	13,192	2.61%
Tractor Supply Company	71	13,190	2.61%
PACCAR, Inc.	157	13,159	2.60%
Eaton Corporation PLC	99	13,147	2.60%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Cummins, Inc.	64	$13,121	2.59%
CF Industries Holdings, Inc.	136	13,099	2.59%
Automatic Data Processing, Inc.	58	13,032	2.57%
Canadian Imperial Bank of Commerce	295	12,923	2.55%
Agilent Technologies, Inc.	106	12,880	2.54%
Amgen, Inc.	57	12,824	2.53%
Discover Financial Services	139	12,670	2.50%
AT&T, Inc.	826	12,664	2.50%
Caterpillar, Inc.	77	12,635	2.50%
Cintas Corporation	33	12,626	2.49%
Ulta Beauty, Inc.	31	12,584	2.49%
Cognizant Technology Solutions Corporation	219	12,564	2.48%
CDW Corporation	80	12,560	2.48%
Fastenal Company	273	12,548	2.48%
McDonald's Corporation	54	12,435	2.46%
Costco Wholesale Corporation	26	12,418	2.45%
Restaurant Brands International, Inc.	233	12,400	2.45%
Emerson Electric Company	169	12,399	2.45%
Apple, Inc.	89	12,341	2.44%
Rockwell Automation, Inc.	57	12,328	2.44%
Capital One Financial Corporation	133	12,238	2.42%
Blackstone, Inc.	145	12,100	2.39%
Mettler-Toledo International, Inc.	11	12,074	2.39%
HCA Healthcare, Inc.	66	12,065	2.38%
W. W. Grainger, Inc.	24	11,874	2.35%
Realty Income Corporation	204	11,873	2.35%
Lululemon Athletica, Inc.	41	11,557	2.28%
Moody's Corporation	47	11,499	2.27%
West Company, Inc.	47	11,470	2.27%
United Parcel Service - Class B	71	11,461	2.26%
Steris Corporation	68	11,356	2.24%
Duke Realty Corporation	233	11,216	2.22%
Prologis, Inc.	110	11,174	2.21%
General Motors Company	347	11,142	2.20%
Ford Motor Company	903	10,109	2.00%
		$506,096	100.00%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS625) Index total return swap with Morgan Stanley Bank as of September 30, 2022, termination date 8/1/23:

Reference Entity	Shares	Market Value	% of Total Index Value
Allstate Corporation (The)	113	$14,103	2.79%
PACCAR, Inc.	167	13,935	2.75%
Cummins, Inc.	67	13,619	2.69%
Starbucks Corporation	161	13,539	2.68%
CF Industries Holdings, Inc.	140	13,504	2.67%
Automatic Data Processing, Inc.	59	13,439	2.66%
Eaton Corporation PLC	100	13,383	2.64%
Tractor Supply Company	72	13,374	2.64%
Pfizer, Inc.	305	13,361	2.64%
Amgen, Inc.	59	13,201	2.61%
Canadian Imperial Bank of Commerce	299	13,089	2.59%
Fastenal Company	284	13,059	2.58%
Cintas Corporation	33	12,996	2.57%
Ulta Beauty, Inc.	32	12,950	2.56%
Discover Financial Services	142	12,934	2.56%
Agilent Technologies, Inc.	106	12,925	2.55%
Caterpillar, Inc.	78	12,878	2.55%
CDW Corporation	82	12,868	2.54%
Apple, Inc.	93	12,862	2.54%
Motorola Solutions, Inc.	57	12,860	2.54%
Cognizant Technology Solutions Corporation	223	12,831	2.54%
Costco Wholesale Corporation	27	12,831	2.54%
McDonald's Corporation	55	12,753	2.52%
Rockwell Automation, Inc.	59	12,625	2.50%
Restaurant Brands International, Inc.	237	12,619	2.49%
Realty Income Corporation	217	12,607	2.49%
Emerson Electric Company	172	12,580	2.49%
Capital One Financial Corporation	135	12,448	2.46%
W. W. Grainger, Inc.	25	12,320	2.43%
HCA Healthcare, Inc.	66	12,220	2.42%
Mettler-Toledo International, Inc.	11	12,134	2.40%
United Parcel Service - Class B	73	11,840	2.34%
Moody's Corporation	49	11,802	2.33%
Steris Corporation	70	11,670	2.31%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Align Technology, Inc.	56	$11,571	2.29%
West Company, Inc.	47	11,480	2.27%
Duke Realty Corporation	238	11,460	2.26%
Prologis, Inc.	112	11,418	2.26%
General Motors Company	355	11,390	2.25%
Ford Motor Company	929	10,407	2.06%
		$505,885	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS626) Index total return swap with Morgan Stanley Bank as of September 30, 2022, termination date 8/1/23:

Reference Entity	Shares	Market Value	% of Total Index Value
Dollar General Corporation	181	$43,392	8.62%
CVS Health Corporation	438	41,762	8.29%
Tractor Supply Company	223	41,383	8.22%
Pfizer, Inc.	935	40,916	8.13%
LyondellBasell Industries N.V. - Class A	532	40,025	7.95%
Albemarle Corporation	149	39,380	7.82%
Walgreens Boots Alliance, Inc.	1,234	38,757	7.70%
Target Corporation	258	38,224	7.59%
Sherwin-Williams Company (The)	186	38,105	7.57%
Lululemon Athletica, Inc.	128	35,867	7.12%
Steris Corporation	213	35,368	7.03%
Align Technology, Inc.	170	35,210	6.99%
West Company, Inc.	143	35,110	6.97%
		$503,499	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS627) Index total return swap with Morgan Stanley Bank as of September 30, 2022, termination date 8/1/23:

Reference Entity	Shares	Market Value	% of Total Index Value
Dollar General Corporation	148	$35,578	7.15%
Tractor Supply Company	181	33,623	6.76%
Ulta Beauty, Inc.	82	32,963	6.62%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Albemarle Corporation	123	$32,641	6.56%
AT&T, Inc.	2,109	32,354	6.50%
LyondellBasell Industries N.V. - Class A	430	32,347	6.50%
Cognizant Technology Solutions Corporation	553	31,748	6.38%
Walgreens Boots Alliance, Inc.	1,001	31,423	6.31%
Target Corporation	211	31,288	6.29%
Sherwin-Williams Company (The)	151	30,890	6.21%
Capital One Financial Corporation	334	30,773	6.18%
Mettler-Toledo International, Inc.	28	30,234	6.07%
Lululemon Athletica, Inc.	104	29,051	5.84%
Align Technology, Inc.	137	28,350	5.70%
General Motors Company	872	27,974	5.62%
Ford Motor Company	2,359	26,419	5.31%
		$497,656	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS628) Index total return swap with Morgan Stanley Bank as of September 30, 2022, termination date 8/1/23:

Reference Entity	Shares	Market Value	% of Total Index Value
LyondellBasell Industries N.V. - Class A	647	$48,672	9.60%
Discover Financial Services	532	48,371	9.54%
Cognizant Technology Solutions Corporation	834	47,913	9.45%
Capital One Financial Corporation	519	47,808	9.42%
AT&T, Inc.	3,114	47,769	9.42%
Canadian Imperial Bank of Commerce	1,088	47,631	9.39%
Albemarle Corporation	176	46,493	9.17%
Sherwin-Williams Company (The)	227	46,482	9.16%
Mettler-Toledo International, Inc.	41	44,716	8.82%
General Motors Company	1,293	41,496	8.18%
Ford Motor Company	3,556	39,822	7.85%
		$507,173	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS629) Index total return swap with Morgan Stanley Bank as of September 30, 2022, termination date 8/1/23:

Reference Entity	Shares	Market Value	% of Total Index Value
LyondellBasell Industries N.V. - Class A	665	$50,071	9.84%
Discover Financial Services	530	48,233	9.48%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Capital One Financial Corporation	522	$48,118	9.45%
AT&T, Inc.	3,133	48,065	9.44%
Canadian Imperial Bank of Commerce	1,090	47,705	9.37%
Sherwin-Williams Company (The)	233	47,636	9.36%
Caterpillar, Inc.	285	46,692	9.17%
Mettler-Toledo International, Inc.	42	45,571	8.95%
Albemarle Corporation	171	45,254	8.89%
General Motors Company	1,294	41,511	8.16%
Ford Motor Company	3,584	40,144	7.89%
		$509,000	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS630) Index total return swap with Morgan Stanley Bank as of September 30, 2022, termination date 8/1/23:

Reference Entity	Shares	Market Value	% of Total Index Value
O'Reilly Automotive, Inc.	30	$20,949	4.01%
Dollar General Corporation	85	20,434	3.91%
Tractor Supply Company	109	20,291	3.88%
Genuine Parts Company	133	19,841	3.80%
LyondellBasell Industries N.V. - Class A	261	19,629	3.76%
Pfizer, Inc.	447	19,544	3.74%
Ulta Beauty, Inc.	49	19,475	3.73%
Costco Wholesale Corporation	41	19,245	3.68%
CVS Health Corporation	201	19,126	3.66%
Cognizant Technology Solutions Corporation	331	18,997	3.64%
Albemarle Corporation	72	18,922	3.62%
Walgreens Boots Alliance, Inc.	599	18,822	3.60%
AT&T, Inc.	1,224	18,779	3.60%
Sherwin-Williams Company (The)	92	18,765	3.59%
Starbucks Corporation	222	18,747	3.59%
Canadian Imperial Bank of Commerce	423	18,516	3.55%
Discover Financial Services	203	18,487	3.54%
Restaurant Brands International, Inc.	347	18,475	3.54%
Target Corporation	124	18,451	3.53%
Caterpillar, Inc.	112	18,448	3.53%
West Company, Inc.	75	18,445	3.53%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Capital One Financial Corporation	200	$18,402	3.52%
HCA Healthcare, Inc.	98	18,046	3.46%
Mettler-Toledo International, Inc.	16	17,884	3.42%
Steris Corporation	103	17,113	3.28%
Lululemon Athletica, Inc.	61	16,940	3.24%
General Motors Company	505	16,193	3.10%
Ford Motor Company	1,378	15,433	2.95%
		$522,399	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS631) Index total return swap with Morgan Stanley Bank as of September 30, 2022, termination date 8/1/23:

Reference Entity	Shares	Market Value	% of Total Index Value
O'Reilly Automotive, Inc.	29	$20,700	3.94%
Home Depot, Inc. (The)	74	20,409	3.88%
Dollar General Corporation	84	20,082	3.82%
Tractor Supply Company	107	19,966	3.80%
LyondellBasell Industries N.V. - Class A	265	19,916	3.79%
Genuine Parts Company	132	19,703	3.75%
Ulta Beauty, Inc.	49	19,559	3.72%
Pfizer, Inc.	443	19,404	3.69%
Costco Wholesale Corporation	40	19,120	3.63%
CVS Health Corporation	200	19,073	3.63%
Sherwin-Williams Company (The)	92	18,862	3.59%
Cognizant Technology Solutions Corporation	328	18,849	3.58%
Starbucks Corporation	224	18,835	3.58%
Albemarle Corporation	71	18,785	3.57%
West Company, Inc.	76	18,737	3.56%
Canadian Imperial Bank of Commerce	428	18,717	3.56%
AT&T, Inc.	1,219	18,704	3.56%
Walgreens Boots Alliance, Inc.	596	18,701	3.56%
CDW Corporation	119	18,648	3.55%
Capital One Financial Corporation	201	18,502	3.52%
Mettler-Toledo International, Inc.	17	18,463	3.51%
Target Corporation	124	18,458	3.51%
Discover Financial Services	202	18,390	3.50%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Restaurant Brands International, Inc.	344	$18,320	3.48%
HCA Healthcare, Inc.	97	17,891	3.40%
Lululemon Athletica, Inc.	61	17,123	3.25%
General Motors Company	511	16,387	3.12%
Ford Motor Company	1,387	15,530	2.95%
		$525,834	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS632) Index total return swap with Morgan Stanley Bank as of September 30, 2022, termination date 8/1/23:

Reference Entity	Shares	Market Value	% of Total Index Value
LyondellBasell Industries N.V. - Class A	671	$50,518	9.93%
Sherwin-Williams Company (The)	235	48,039	9.44%
AT&T, Inc.	3,124	47,927	9.42%
Cognizant Technology Solutions Corporation	828	47,584	9.35%
Canadian Imperial Bank of Commerce	1,083	47,373	9.31%
Mettler-Toledo International, Inc.	43	47,118	9.26%
Capital One Financial Corporation	511	47,096	9.26%
Albemarle Corporation	176	46,631	9.17%
Discover Financial Services	513	46,598	9.16%
General Motors Company	1,265	40,598	7.98%
Ford Motor Company	3,507	39,281	7.72%
		$508,763	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS633) Index total return swap with Morgan Stanley Bank as of September 30, 2022, termination date 8/1/23:

Reference Entity	Shares	Market Value	% of Total Index Value
LyondellBasell Industries N.V. - Class A	674	$50,734	9.70%
Sherwin-Williams Company (The)	238	48,782	9.33%
Mettler-Toledo International, Inc.	45	48,411	9.26%
Canadian Imperial Bank of Commerce	1,106	48,378	9.25%
Cognizant Technology Solutions Corporation	841	48,333	9.24%
AT&T, Inc.	3,148	48,295	9.23%
Albemarle Corporation	181	47,929	9.17%
Capital One Financial Corporation	514	47,405	9.06%
Discover Financial Services	520	47,265	9.04%
Ford Motor Company	3,983	44,609	8.53%
General Motors Company	1,335	42,833	8.19%
		$522,974	100.00%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS634) Index total return swap with Morgan Stanley Bank as of September 30, 2022, termination date 8/1/23:

Reference Entity	Shares	Market Value	% of Total Index Value
LyondellBasell Industries N.V. - Class A	503	$37,855	7.08%
Old Dominion Freight Line, Inc.	151	37,639	7.04%
Sherwin-Williams Company (The)	178	36,449	6.82%
Cognizant Technology Solutions Corporation	634	36,394	6.81%
Caterpillar, Inc.	221	36,324	6.80%
CF Industries Holdings, Inc.	374	36,027	6.74%
AT&T, Inc.	2,343	35,935	6.72%
Canadian Imperial Bank of Commerce	820	35,893	6.71%
Mettler-Toledo International, Inc.	33	35,575	6.65%
Rockwell Automation, Inc.	165	35,439	6.63%
Discover Financial Services	389	35,363	6.62%
Albemarle Corporation	134	35,317	6.61%
Capital One Financial Corporation	383	35,266	6.60%
Ford Motor Company	2,917	32,670	6.11%
General Motors Company	1,010	32,419	6.06%
		$534,565	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS635) Index total return swap with Morgan Stanley Bank as of September 30, 2022, termination date 8/1/23:

Reference Entity	Shares	Market Value	% of Total Index Value
Old Dominion Freight Line, Inc.	86	$21,434	3.96%
LyondellBasell Industries N.V. - Class A	280	21,103	3.90%
Cintas Corporation	54	21,024	3.89%
Sherwin-Williams Company (The)	101	20,721	3.83%
Automatic Data Processing, Inc.	91	20,664	3.82%
Hershey Company (The)	93	20,584	3.81%
Albemarle Corporation	77	20,459	3.78%
Constellation Brands, Inc.	89	20,441	3.78%
PepsiCo, Inc.	125	20,389	3.77%
Hormel Foods Corporation	448	20,335	3.76%
Capital One Financial Corporation	221	20,328	3.76%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Caterpillar, Inc.	123	$20,257	3.74%
Cognizant Technology Solutions Corporation	352	20,225	3.74%
Discover Financial Services	222	20,158	3.73%
Rockwell Automation, Inc.	94	20,130	3.72%
Mettler-Toledo International, Inc.	19	20,102	3.72%
General Mills, Inc.	261	19,969	3.69%
CF Industries Holdings, Inc.	207	19,960	3.69%
Kellogg Company	286	19,926	3.68%
AT&T, Inc.	1,297	19,889	3.68%
Altria Group, Inc.	487	19,649	3.63%
International Flavors & Fragrances, Inc.	216	19,583	3.62%
McCormick & Company, Inc.	275	19,572	3.62%
Sysco Corporation	272	19,241	3.56%
Ford Motor Company	1,649	18,467	3.41%
Philip Morris International, Inc.	220	18,246	3.37%
General Motors Company	563	18,076	3.34%
		$540,932	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS636) Index total return swap with Morgan Stanley Bank as of September 30, 2022, termination date 8/1/23:

Reference Entity	Shares	Market Value	% of Total Index Value
LyondellBasell Industries N.V. - Class A	335	$25,215	4.60%
Old Dominion Freight Line, Inc.	99	24,551	4.48%
Blackstone, Inc.	293	24,537	4.48%
Caterpillar, Inc.	149	24,454	4.46%
Cintas Corporation	63	24,372	4.45%
Eaton Corporation PLC	182	24,336	4.44%
Constellation Brands, Inc.	106	24,311	4.43%
Pfizer, Inc.	555	24,301	4.43%
Hershey Company (The)	109	24,099	4.40%
Automatic Data Processing, Inc.	106	24,044	4.39%
Rockwell Automation, Inc.	111	23,960	4.37%
Cognizant Technology Solutions Corporation	416	23,892	4.36%
Hormel Foods Corporation	522	23,731	4.33%
Sherwin-Williams Company (The)	116	23,728	4.33%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
PepsiCo, Inc.	145	$23,714	4.32%
General Mills, Inc.	309	23,687	4.32%
Fastenal Company	513	23,616	4.31%
HCA Healthcare, Inc.	128	23,493	4.28%
AT&T, Inc.	1,529	23,454	4.28%
Kellogg Company	335	23,346	4.26%
McCormick & Company, Inc.	322	22,946	4.18%
Ford Motor Company	1,988	22,271	4.06%
General Motors Company	690	22,139	4.04%
		$548,197	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS637) Index total return swap with Morgan Stanley Bank as of September 30, 2022, termination date 8/1/23:

Reference Entity	Shares	Market Value	% of Total Index Value
LyondellBasell Industries N.V. - Class A	701	$52,806	9.71%
Caterpillar, Inc.	311	51,100	9.39%
Old Dominion Freight Line, Inc.	204	50,827	9.34%
Pfizer, Inc.	1,155	50,565	9.30%
HCA Healthcare, Inc.	270	49,712	9.14%
Sherwin-Williams Company (The)	242	49,616	9.12%
AT&T, Inc.	3,232	49,579	9.12%
Cognizant Technology Solutions Corporation	863	49,567	9.11%
Ford Motor Company	4,224	47,308	8.70%
Apple, Inc.	336	46,423	8.54%
General Motors Company	1,445	46,382	8.53%
		$543,885	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS638) Index total return swap with Morgan Stanley Bank as of September 30, 2022, termination date 8/1/23:

Reference Entity	Shares	Market Value	% of Total Index Value
LyondellBasell Industries N.V. - Class A	506	$38,126	7.00%
Caterpillar, Inc.	228	37,488	6.89%
CF Industries Holdings, Inc.	387	37,260	6.84%
Starbucks Corporation	440	37,105	6.81%
Target Corporation	250	37,093	6.81%
HCA Healthcare, Inc.	201	37,009	6.80%
Old Dominion Freight Line, Inc.	149	36,968	6.79%
Pfizer, Inc.	842	36,836	6.76%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Costco Wholesale Corporation	78	$36,645	6.73%
Albemarle Corporation	138	36,392	6.68%
Walgreens Boots Alliance, Inc.	1,144	35,935	6.60%
Ford Motor Company	3,116	34,901	6.41%
Lululemon Athletica, Inc.	124	34,678	6.37%
General Motors Company	1,069	34,312	6.30%
Apple, Inc.	245	33,797	6.21%
		$544,545	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS639) Index total return swap with Morgan Stanley Bank as of September 30, 2022, termination date 8/1/23:

Reference Entity	Shares	Market Value	% of Total Index Value
Eaton Corporation PLC	81	$10,754	1.98%
Dollar General Corporation	45	10,747	1.97%
W. W. Grainger, Inc.	22	10,697	1.97%
Rockwell Automation, Inc.	50	10,688	1.96%
Allstate Corporation (The)	85	10,637	1.95%
Pfizer, Inc.	243	10,635	1.95%
Cintas Corporation	27	10,624	1.95%
Agilent Technologies, Inc.	87	10,609	1.95%
PACCAR, Inc.	127	10,591	1.95%
Cummins, Inc.	52	10,587	1.95%
Ulta Beauty, Inc.	26	10,586	1.95%
O'Reilly Automotive, Inc.	15	10,583	1.94%
Caterpillar, Inc.	64	10,561	1.94%
Genuine Parts Company	71	10,561	1.94%
Prologis, Inc.	104	10,556	1.94%
Mettler-Toledo International, Inc.	10	10,555	1.94%
Canadian Imperial Bank of Commerce	241	10,550	1.94%
Emerson Electric Company	144	10,539	1.94%
Amgen, Inc.	47	10,537	1.94%
Motorola Solutions, Inc.	47	10,532	1.94%
Automatic Data Processing, Inc.	47	10,530	1.94%
Hershey Company (The)	48	10,520	1.93%
McDonald's Corporation	46	10,515	1.93%
General Mills, Inc.	137	10,499	1.93%
CVS Health Corporation	110	10,491	1.93%
Old Dominion Freight Line, Inc.	42	10,486	1.93%
Ecolab, Inc.	73	10,485	1.93%
Cognizant Technology Solutions Corporation	182	10,466	1.92%
AT&T, Inc.	682	10,464	1.92%
Hormel Foods Corporation	230	10,455	1.92%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2022 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
PepsiCo, Inc.	64	$10,452	1.92%
Fastenal Company	227	10,446	1.92%
Constellation Brands, Inc.	45	10,446	1.92%
Starbucks Corporation	124	10,445	1.92%
Costco Wholesale Corporation	22	10,444	1.92%
Tractor Supply Company	56	10,440	1.92%
CDW Corporation	67	10,438	1.92%
United Parcel Service - Class B	65	10,437	1.92%
Moody's Corporation	43	10,418	1.91%
Realty Income Corporation	179	10,410	1.91%
Kroger Company (The)	238	10,394	1.91%
CF Industries Holdings, Inc.	108	10,371	1.91%
Sysco Corporation	146	10,352	1.90%
Kellogg Company	148	10,341	1.90%
Restaurant Brands International, Inc.	194	10,298	1.89%
International Flavors & Fragrances, Inc.	113	10,295	1.89%
Target Corporation	69	10,280	1.89%
McCormick & Company, Inc.	144	10,256	1.88%
Estee Lauder Companies, Inc. (The)	47	10,219	1.88%
Walgreens Boots Alliance, Inc.	325	10,213	1.88%
Apple, Inc.	72	9,959	1.83%
Lululemon Athletica, Inc.	35	9,759	1.79%
		$544,153	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS640) Index total return swap with Morgan Stanley Bank as of September 30, 2022, termination date 8/1/23:

Reference Entity	Shares	Market Value	% of Total Index Value
Albemarle Corporation	175	$46,366	8.49%
Walgreens Boots Alliance, Inc.	1,475	46,320	8.48%
Pfizer, Inc.	1,054	46,120	8.45%
Costco Wholesale Corporation	97	45,890	8.41%
Sherwin-Williams Company (The)	224	45,850	8.40%
Cognizant Technology Solutions Corporation	796	45,737	8.38%
Target Corporation	307	45,499	8.33%
Ford Motor Company	4,058	45,446	8.32%
Starbucks Corporation	538	45,300	8.30%
Apple, Inc.	327	45,144	8.27%
General Motors Company	1,399	44,905	8.23%
Lululemon Athletica, Inc.	155	43,339	7.94%
		$545,916	100.00%